Recoverable taxes	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
Recoverable taxes

10.	Recoverable taxes

The Company records tax credit when obtains internal and external factors – such as legal and market interpretations - to conclude that it is entitled to these credits.

The future realization of tax credits is based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations.

	2021	2020

State VAT tax credits - ICMS (note 10.1)	920	1,435
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	2,062	1,926
Social Security Contribution – INSS (note 10.3)	300	299
Income tax and social contribution prepayments (*)	672	462
Other	23	47
Other recoverable taxes – Éxito Group	176	130
Total	4,153	4,299

Current	1,743	1,199
Non-current	2,410	3,100
(*)	Includes Éxito’s amount of R$460 (R$440 on December 31, 2020).

10.1.	ICMS (State VAT) tax credits

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution system (“ICMS-ST”). Referred system implies the prepayment of ICMS throughout the supply chain, being levied upon the receipt of goods from the manufacturer or importer, or upon transfers to other States. The expansion of such system to a wider range of products traded at the retail stores is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Group maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS included in the purchase price on behalf of the entire supply chain and then the goods are shipped to locations in other States. Such interstate shipment entitles the Group to a refund of prepaid ICMS, i.e., the ICMS of the supply chain paid at the acquisition of goods will represent a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to the refund, which is approved only after homologation from State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits.

Since the number of items traded at the retail stores, subject to tax substitution, has been continuously increasing, the tax credits to be refunded to the Company and subsidiaries have also grown. The Group has been using such authorized tax credits to offset against state tax liabilities owed after having obtained Special Regime and also through other procedures determined by State rules.

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least annually by the occasion of the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	456
From 1 to 2 years	336
From 2 to 3 years	27
From 3 to 4 years	27
From 4 to 5 years	11
More than 5 years	63
920

10.2.	PIS and COFINS credits

The Company records PIS and COFINS credits, when it obtains enough evidence to conclude that it is entitled to these credits. Evidence includes i) Interpretation of tax legislation, ii) internal and external factors as legal and market interpretations and iii) analysis by external legal advisors regarding the issues and (iv) accounting evaluation about the matter.

The PIS and COFINS credits presented in the balance sheet for the period ended December 31, 2021 refer, in particular, to amounts arising from a final and unappealable lawsuit on October 29, 2020, in which the Company discussed the exclusion of ICMS from the PIS and COFINS calculation basis.

This decision resulted in the recording of tax credits in the amount of R$1,609 (of which R$613 were related to monetary correction recognized as financial result), in the period ended December 31, 2020, net of provisions for portions that are eventually considered unrealizable. (see note 21.7).

During the 2021 calendar year, due to decisions held in 2021 (see note 21.7) the Company reassessed this tax credit, reversing the provisions previously constituted, which resulted in a supplement of R$280 (R$109 of which in the financial result).

In relation to PIS and COFINS assets, the Company assessed recent procedural progress in certain cases and proceeded to write off PIS/COFINS assets in the amount of R$168, on December 31, 2020, of amounts without expectation of realization.

The realization of the PIS and COFINS balance is shown below:

Consolidated

Up to one year	347
From 1 to 2 years	300
From 2 to 3 years	301
From 3 to 4 years	302
From 4 to 5 years	303
More than 5 years	509
2,062

10.3.	INSS

On August 28, 2020, the Federal Supreme Court (STF), in general repercussion, recognized as constitutional the incidence of social security charges (INSS) on the additional one third of vacation payment. The Company has been following the development of these issues, and together with its legal advisors, concluded that the elements so far do not impact the recoverability of the respective credits. The amount involved is equivalent to R$161, on December 31, 2021 (R$158 on December 31, 2020)